Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 28, 2016
Prospectus Date	Feb. 29, 2016
SunAmerica Commodity Strategy Fund | Class A
Prospectus:
Trading Symbol	SUNAX
SunAmerica Commodity Strategy Fund | Class C
Prospectus:
Trading Symbol	SUNCX
SunAmerica Commodity Strategy Fund | Class W
Prospectus:
Trading Symbol	SUNWX
SunAmerica Global Trends Fund | Class A Shares
Prospectus:
Trading Symbol	GTFAX
SunAmerica Global Trends Fund | Class C Shares
Prospectus:
Trading Symbol	GTFCX
SunAmerica Global Trends Fund | Class W Shares
Prospectus:
Trading Symbol	GTFWX
SunAmerica Focused Alpha Growth Fund | Class A
Prospectus:
Trading Symbol	FOCAX
SunAmerica Focused Alpha Growth Fund | Class C
Prospectus:
Trading Symbol	FOCCX
SunAmerica Focused Alpha Growth Fund | Class W
Prospectus:
Trading Symbol	FOCWX
SunAmerica Focused Alpha Large-Cap Fund | Class A
Prospectus:
Trading Symbol	SFLAX
SunAmerica Focused Alpha Large-Cap Fund | Class C
Prospectus:
Trading Symbol	SFLCX
SunAmerica Focused Alpha Large-Cap Fund | Class W
Prospectus:
Trading Symbol	SFLWX
SunAmerica Income Explorer Fund | Class A Shares
Prospectus:
Trading Symbol	IEAAX
SunAmerica Income Explorer Fund | Class C Shares
Prospectus:
Trading Symbol	IEACX
SunAmerica Income Explorer Fund | Class W Shares
Prospectus:
Trading Symbol	IEAWX
SunAmerica Small-Cap Fund | A Shares
Prospectus:
Trading Symbol	SASAX
SunAmerica Small-Cap Fund | C Shares
Prospectus:
Trading Symbol	SASCX
SunAmerica Small-Cap Fund | W Shares
Prospectus:
Trading Symbol	SASWX
Class A and C Prospectus | 2020 High Watermark Fund | Class A
Prospectus:
Trading Symbol	HWKAX